CONSOLIDATED STATEMENT OF OPERATIONS	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operational costs	$ 663,611
Loss from operations	(663,611)
Interest earned on marketable securities held in Trust Account	17,218
Change in fair value of warrant liabilities	(55,125,000)
Other expense, net	(55,107,782)
Net loss	$ (55,771,393)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares) | shares	22,074,445
Basic and diluted net loss per share, Non-redeemable ordinary shares (in dollars per share) | $ / shares	$ (2.53)
Class A ordinary shares
Weighted average shares outstanding, basic and diluted | shares	72,920,468
Basic and diluted net loss per ordinary share (in dollars per share) | $ / shares	$ 0.00